SUPPLEMENTAL FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2025
SUPPLEMENTAL FINANCIAL INFORMATION
SUPPLEMENTAL FINANCIAL INFORMATION

19.SUPPLEMENTAL FINANCIAL INFORMATION

The components of Other income (loss) for continuing operations are as follows:

(in thousands)	2025	2024

Gains (losses) on:
Foreign exchange	$2,835	$2,278
Disposal of property, plant and equipment	18	162
Fair value changes:
Investments-equity instruments (note 6)	3,747	(4,934)
Investments-uranium (note 6)	13,439	(32,129)
Investments-debt instruments (note 6)	(1,232)	(2,565)
Reclamation obligation adjustments (note 12)	1,593	1,823
Gain on recognition of proceeds–UI Repayment Agreement	4,879	5,256
Other	(894)	(1,140)
Other income (loss) – continuing operations	$24,385	$(31,249)

The components of Finance income (expense) for continuing operations are as follows:

(in thousands)	2025	2024

Interest income	$8,387	$7,719
Convertible note interest expense	(7,645)	(5)
Fair value changes:
Convertible Notes – Embedded Derivates (note 14)	(111,357)	—
Convertible Notes – Day one Loss (note 14)	(36,021)	—
Investments-Capped Calls (note 14)	(829)	—
Accretion expense
Deferred revenue (note 11)	(2,835)	(3,058)
Reclamation obligations (note 12)	(1,842)	(1,895)
Convertible Notes (note 14)	(7,598)	—
Other	159	(103)
Finance (expense) income	$(159,581)	$2,658

A summary of lease related amounts recognized in the statement of income (loss) is as follows:

(in thousands)	2025	2024

Accretion expense on lease liabilities	$(184)	$(82)
Expenses relating to short-term leases	(13,533)	(6,189)
Expenses relating to non-short term low-value leases	(2)	(3)
Lease related expense-gross	$(13,719)	$(6,274)

The change in non-cash operating working capital items in the consolidated statements of cash flows is as follows:

(in thousands)	2025	2024

Change in non-cash working capital items:
Trade and other receivables	$(2,714)	$(823)
Inventories	(6,600)	(165)
Prepaid expenses and other assets	(314)	(524)
Accounts payable and accrued liabilities	10,436	9,181
Change in non-cash working capital items	$808	$7,669